Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of financial assets measured at fair value on a recurring basis
The tables below presents information about the Company’s financial assets measured at fair value on a recurring basis:

	September 30, 2025
	Total	Level 1	Level 2	Level 3
U.S. Treasury and U.S. government agencies	$33,050	$33,050	$—	$—
Corporate debt securities	212,515	24,385	188,130	—
Asset-backed securities	84,318	—	84,318	—
Short-term investments	$27,098		$27,098	—

Total	$356,981	$57,435	$299,546	$—

	December 31, 2024
	Total	Level 1	Level 2	Level 3
U.S. Treasury and U.S. government agencies	$75,234	$75,234	$—	$—
Corporate debt securities	108,790	28,222	80,568	—
Asset-backed securities	30,021	—	30,021	—

Total	$214,045	$103,456	$110,589	$—

The tables below presents information about the Company’s financial assets measured at fair value on a recurring basis:

	December 31, 2024
	Total	Level 1	Level 2	Level 3
U.S. Treasury and U.S. government agencies	$75,234	$75,234	$—	$—
Corporate debt securities	108,790	28,222	80,568	—
Asset-backed securities	30,021	—	30,021	—

Total	$214,045	$103,456	$110,589	$—

	December 31, 2023
	Total	Level 1	Level 2	Level 3
U.S. Treasury and U.S. government agencies	$100,554	$100,554	$—	$—
Corporate debt securities	52,519	4,042	48,477	—
Asset-backed securities	40,127	—	40,127	—
Short-term investments	1,957	—	1,957	—

Total	$195,157	$104,596	$90,561	$—

Schedule of financial instruments not carried at fair value as of the date presented
The following table summarizes the carrying value and estimated fair value of the Company’s financial instruments not carried at fair value as of the date presented:

	September 30, 2025		December 31, 2024
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Long-term debt:
Surplus note	$721	$595	$1,029	$885

The following table summarizes the carrying value and estimated fair value of the Company’s financial instruments not carried at fair value as of the date presented:

	December 31, 2024		December 31, 2023
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Long-term debt:
Surplus note	$1,029	$885	$1,441	$1,238